Label	Element	Value
Prospectus Summary | NYLI VP MacKay Convertible Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NYLI VP MacKay Convertible Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation together with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process: The Portfolio takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Portfolio invests in investment grade and below investment grade debt securities. Below investment grade securities are generally securities that receive low ratings from a nationally recognized statistical rating organization (“NRSRO”), or if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Portfolio's Subadvisor. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds." The Subadvisor may also invest without restriction in securities with lower ratings from a NRSRO. If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Portfolio may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of one or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Portfolio may invest in foreign securities, which are securities issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2015-2024)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2020, Q2	23.28%
Worst Quarter
2020, Q1	-13.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors (including responses to government actions or interventions) for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Yield Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Convertible Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Synthetic Convertible Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Synthetic Convertible Securities Risk: The values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Portfolio may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Debt Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | High-Yield Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Foreign Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Liquidity and Valuation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Money Market/Short-Term Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Private Placement and Restricted Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Bloomberg U.S. Aggregate Bond Index4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | ICE BofA U.S. Convertible Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Convertible Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.54%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2015	rr_AnnualReturn2015	(1.33%)
Annual Return 2016	rr_AnnualReturn2016	12.07%
Annual Return 2017	rr_AnnualReturn2017	11.99%
Annual Return 2018	rr_AnnualReturn2018	(2.27%)
Annual Return 2019	rr_AnnualReturn2019	22.46%
Annual Return 2020	rr_AnnualReturn2020	36.04%
Annual Return 2021	rr_AnnualReturn2021	9.25%
Annual Return 2022	rr_AnnualReturn2022	(12.67%)
Annual Return 2023	rr_AnnualReturn2023	8.85%
Annual Return 2024	rr_AnnualReturn2024	8.64%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.68%)
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	8.95%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1996
Prospectus Summary | NYLI VP MacKay Convertible Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.54%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2003

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[3]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; 0.50% on assets from $1 billion to $2 billion; 0.49% on assets from $2 billion to $5 billion; and 0.48% on assets over $5 billion.